Consolidated Income Statement - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Entity [Table]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	$ 2,380	$ 2,144	$ 2,106	$ 4,525	$ 4,203
Interest expense from financial instruments measured at amortized cost	(1,070)	(781)	(836)	(1,852)	(1,669)
Net interest income from financial instruments measured at fair value through profit or loss	355	408	357	763	706
Total net interest income	1,665	1,771	1,628	3,436	3,241
Other net income from financial instruments measured at fair value through profit or loss	1,619	2,226	1,479	3,845	2,787
Fee and commission income	5,224	5,837	6,041	11,061	12,210
Fee and commission expense	(450)	(484)	(484)	(934)	(962)
Net fee and commission income	4,774	5,353	5,557	10,127	11,248
Other income	859	32	233	891	297
Total revenues	8,917	9,382	8,897	18,299	17,574
Credit loss expense / (release)	7	18	(80)	25	(108)
Personnel expenses	4,422	4,920	4,772	9,343	9,573
General and administrative expenses	1,370	1,208	1,103	2,578	2,192
Depreciation, amortization and impairment of non-financial assets	503	506	509	1,009	1,026
Operating expenses	6,295	6,634	6,384	12,929	12,790
Operating profit / (loss) before tax	2,615	2,729	2,593	5,344	4,891
Tax expense / (benefit)	497	585	581	1,082	1,053
Net profit / (loss)	2,118	2,144	2,012	4,262	3,838
Net profit / (loss) attributable to non-controlling interests	10	8	6	18	9
Net profit / (loss) attributable to shareholders	$ 2,108	$ 2,136	$ 2,006	$ 4,244	$ 3,830
Earnings per share
Basic	$ 0.64	$ 0.63	$ 0.57	$ 1.27	$ 1.09
Diluted	$ 0.61	$ 0.61	$ 0.55	$ 1.22	$ 1.04